PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 6:-     PROPERTY AND EQUIPMENT, NET

	December 31,
	2019	2018
Cost:
Computers and peripheral equipment	$22,105	$31,003
Office furniture and equipment	12,336	12,259
Leasehold improvements	2,281	3,622

	36,722	46,884
Accumulated depreciation:
Computers and peripheral equipment	20,356	29,312
Office furniture and equipment	10,599	10,951
Leasehold improvements	1,375	2,756

	32,330	43,019

Depreciated cost	$4,392	$3,865

Depreciation expenses amounted to $1,692, $1,562 and $1,606 for the years ended December 31, 2019, 2018 and 2017, respectively.

During 2019, the Company recorded a reduction of $12,381 to the cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use, following an assessment made by the Company. In 2018, the Company did not record any such reduction.